John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 97.6%				$461,682,607
(Cost $461,685,169)
U.S. Government 86.9%				410,990,002
U.S. Treasury Bill (A)	0.010	05-20-21	118,500,000	118,499,441
U.S. Treasury Bill	0.010	08-12-21	72,500,000	72,496,695
U.S. Treasury Bill (A)	0.011	07-15-21	220,000,000	219,993,866

	Yield (%)	Shares	Value
Short-term funds 10.7%			50,692,605

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0159(B)	50,692,605	50,692,605

Total investments (Cost $461,685,169) 97.6%	$461,682,607
Other assets and liabilities, net 2.4%	11,487,661
Total net assets 100.0%	$473,170,268

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 4-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	90,287,732	USD	69,428,790	CITI	6/16/2021	$138,033	—
AUD	90,287,732	USD	69,428,760	DB	6/16/2021	138,062	—
AUD	90,287,732	USD	69,428,491	MSCS	6/16/2021	138,333	—
CAD	134,899,057	USD	107,290,440	CITI	6/16/2021	2,469,550	—
CAD	134,899,057	USD	107,290,480	DB	6/16/2021	2,469,512	—
CAD	134,899,057	USD	107,270,420	MSCS	6/16/2021	2,489,575	—
CHF	14,133,731	USD	15,234,860	CITI	6/16/2021	258,916	—
CHF	14,133,731	USD	15,234,866	DB	6/16/2021	258,907	—
CHF	14,133,731	USD	15,234,804	MSCS	6/16/2021	258,974	—
EUR	140,496,226	USD	168,423,604	CITI	6/16/2021	634,209	—
EUR	140,496,226	USD	168,423,414	DB	6/16/2021	634,400	—
EUR	140,496,226	USD	168,152,739	MSCS	6/16/2021	905,071	—
GBP	31,587,196	USD	43,658,907	CITI	6/16/2021	—	$(31,013)
GBP	31,587,196	USD	43,658,893	DB	6/16/2021	—	(31,002)
GBP	31,587,196	USD	43,658,741	MSCS	6/16/2021	—	(30,847)
JPY	6,689,802,058	USD	61,529,909	CITI	6/16/2021	—	(299,080)
JPY	6,689,802,058	USD	61,529,899	DB	6/16/2021	—	(299,067)
JPY	6,689,802,058	USD	61,529,656	MSCS	6/16/2021	—	(298,827)
NOK	1,153,229,801	USD	136,387,928	CITI	6/16/2021	2,163,343	—
NOK	1,153,229,801	USD	136,387,809	DB	6/16/2021	2,163,464	—
NOK	1,153,229,801	USD	136,368,151	MSCS	6/16/2021	2,183,120	—
NZD	126,384,261	USD	89,719,877	CITI	6/16/2021	706,306	—
NZD	126,384,261	USD	89,719,752	DB	6/16/2021	706,434	—
NZD	126,384,261	USD	89,719,499	MSCS	6/16/2021	706,686	—
SEK	1,703,381,842	USD	199,497,046	CITI	6/16/2021	1,795,236	—
SEK	1,703,381,842	USD	199,440,134	DB	6/16/2021	1,852,147	—
SEK	1,703,381,842	USD	199,120,703	MSCS	6/16/2021	2,171,578	—
SGD	122,473,444	USD	91,531,368	CITI	6/16/2021	488,461	—
SGD	122,473,444	USD	91,531,302	DB	6/16/2021	488,527	—
SGD	122,473,444	USD	91,530,888	MSCS	6/16/2021	488,935	—
USD	176,512,620	AUD	229,668,599	CITI	6/16/2021	—	(447,357)
USD	176,512,732	AUD	229,668,599	DB	6/16/2021	—	(447,242)
USD	177,142,852	AUD	229,668,599	MSCS	6/16/2021	182,875	—
USD	126,472,058	CAD	158,133,319	CITI	6/16/2021	—	(2,192,384)
USD	126,471,989	CAD	158,133,319	DB	6/16/2021	—	(2,192,454)
USD	126,501,987	CAD	158,133,319	MSCS	6/16/2021	—	(2,162,455)
USD	138,616,730	CHF	128,184,101	CITI	6/16/2021	—	(1,902,113)
USD	138,618,722	CHF	128,184,101	DB	6/16/2021	—	(1,900,122)
USD	138,594,308	CHF	128,184,101	MSCS	6/16/2021	—	(1,924,534)
USD	44,339,903	EUR	37,109,703	CITI	6/16/2021	—	(313,860)
USD	44,339,963	EUR	37,109,703	DB	6/16/2021	—	(313,798)
USD	44,340,106	EUR	37,109,703	MSCS	6/16/2021	—	(313,657)
USD	169,111,180	GBP	121,455,575	CITI	6/16/2021	1,358,056	—
USD	169,110,891	GBP	121,455,575	DB	6/16/2021	1,357,765	—
USD	169,111,497	GBP	121,455,575	MSCS	6/16/2021	1,358,371	—
USD	93,653,657	JPY	10,196,081,900	CITI	6/16/2021	330,333	—
USD	93,653,711	JPY	10,196,081,900	DB	6/16/2021	330,385	—
USD	93,654,075	JPY	10,196,081,900	MSCS	6/16/2021	330,750	—
USD	107,359,396	NOK	911,765,056	CITI	6/16/2021	—	(2,181,835)
USD	107,586,286	NOK	911,765,056	DB	6/16/2021	—	(1,954,943)
USD	107,586,782	NOK	911,765,056	MSCS	6/16/2021	—	(1,954,448)
USD	120,700,008	NZD	168,727,806	CITI	6/16/2021	—	(22,393)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	120,700,126	NZD	168,727,806	DB	6/16/2021	—	$(22,276)
USD	120,766,143	NZD	168,727,806	MSCS	6/16/2021	$43,745	—
USD	77,096,385	SEK	655,202,940	CITI	6/16/2021	—	(330,350)
USD	77,096,367	SEK	655,202,940	DB	6/16/2021	—	(330,364)
USD	77,081,582	SEK	655,202,940	MSCS	6/16/2021	—	(345,153)
USD	56,340,627	SGD	75,675,592	CITI	6/16/2021	—	(517,861)
USD	56,340,626	SGD	75,675,592	DB	6/16/2021	—	(517,863)
USD	56,343,495	SGD	75,675,592	MSCS	6/16/2021	—	(514,993)
						$32,000,059	$(23,792,291)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$461,682,607	$50,692,605	$410,990,002	—
Total investments in securities	$461,682,607	$50,692,605	$410,990,002	—
Derivatives:
Assets
Forward foreign currency contracts	$32,000,059	—	$32,000,059	—
Liabilities
Forward foreign currency contracts	(23,792,291)	—	(23,792,291)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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